RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
Reclamation Provision
Schedule of Changes in Reclamation Provision

	December 31,	December 31,
	2017	2016
Balance at beginning of the year	$6,962,911	$4,369,486
Changes in estimates	3,900,447	2,517,928
Unwinding of discount	248,267	214,787
Effect of movements in exchange rates	526,532	(139,290)
Balance at end of the year	$11,638,157	$6,962,911